Trade and Other Payables - Disclosure of Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current
Trade payables	$ 1,556,881	$ 1,028,744
Accrued expenses	1,229,399	785,646
Total trade and other current payables	$ 2,786,280	$ 1,814,390